Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [line items]
Schedule of Stock Option Outstanding

Details of the stock option outstanding as at June 30, 2024 and 2023 are as follows:

# of stock options
Balance, July 1, 2022	-
Granted	2,774,000
Forfeited	(15,000)
Balance, June 30, 2023	2,759,000
Granted	82,500
Forfeited	(82,500)
Balance, June 30, 2024	2,759,000

Date granted	Expiry	Exercise price (CAD)	Outstanding number of options at June 30, 2024	Exercisable number of options at June 30, 2024
04-Nov-2022	04-Nov-2027	$0.75	2,759,000	1,379,500

Summary of Restricted Stock Units

# of RSUs
Balance, July 1, 2022	-
Granted	515,000
Exercised	(250,000)
Balance, June 30, 2023 and 2024	265,000

Date granted	Vesting Date	Numbers outstanding and exercisable at June 30, 2024
4-Nov-2022	02-Aug-2023	250,000
13-Mar-2023	12-Mar-2024	7,500
13-Mar-2023	12-Mar-2025	7,500
		265,000

Warrants [member]
Disclosure of classes of share capital [line items]
Schedule of Stock Option Outstanding

# of warrants
Balance, July 1, 2022	-
Granted	7,983,000
Balance, June 30, 2023	7,983,000
Exercised	(110,000)
Balance, June 30, 2024	7,873,000

Date granted	Expiry	Exercise price (CAD)	Balance outstanding and exercisable at June 30, 2024
03-Oct-2022	10-Jun-2027	$0.10	2,500,000
01-Mar-2023	01-Mar-2026	$0.75	373,000
01-Mar-2023	01-Mar-2028	$0.50	5,000,000
			7,873,000
Weighted average exercise price			$0.38
Weighted average remaining contractual life			3.35 years